Property and Equipment (Tables)	9 Months Ended
Sep. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

	September 30,	December 31,
	2023	2022
Computers	$288	$259
Furniture and equipment	4	4
Total property and equipment	292	263
Less: accumulated depreciation and amortization	(200)	(180)
Property and equipment, net	$92	$83